Rule 497(e)
Registration No. 002-85030
1940 Act File No. 811-03851

SUPPLEMENT DATED AUGUST 29, 2016
TO THE CLASS I PROSPECTUS DATED JANUARY 28, 2016,
THE CLASS N PROSPECTUS DATED APRIL 30, 2016,
AND THE CLASS I AND CLASS N STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2016
OF

Nicholas II, Inc.

THIS SUPPLEMENT UPDATES THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.
PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS AND STATEMENT OF
ADDITIONAL INFOMARTION FOR FUTURE REFERENCE.

The purpose of this supplement is to notify the shareholders of Nicholas II, Inc. (the “Fund”) with deep and sincere regrets that Mr. Albert O. Nicholas passed away on August 4, 2016. He was very hard working, diligent, humble, and generous.

PART A: INFORMATION REQUIRED IN THE PROSPECTUS:

1. The last two paragraph of the section captioned “THE FUND'S INVESTMENT ADVISER” on page 8 of the Class I prospectus are revised and restated as follows:

     David O. Nicholas is President, Chief Executive Officer, Chief Investment Officer and a Director of the Adviser, and President and a Director of the Fund. He is a Chartered Financial Analyst. David O. Nicholas is a controlling person of the Adviser through his ownership of 60% of the outstanding voting securities of the Adviser which are held in trust for his benefit.

     David O. Nicholas is the Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. He has been Portfolio Manager and primarily responsible for the day-to-day management of the portfolio of the Fund since March 1993. David O. Nicholas also serves as Portfolio Manager or Lead Portfolio Manager to other funds managed by the Adviser.

2. The subsection “Portfolio Management” in the section captioned “THE FUND'S INVESTMENT ADVISER” on page 23 of the Class N prospectus is revised and restated as follows:

Portfolio Management

     Nicholas II, Inc. Mr. David O. Nicholas is President, a Director and Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. He has been Portfolio Manager of the Fund's portfolio since March 1993. Mr. Nicholas is President, Chief Executive Officer, Chief Investment Officer and a Director of the Adviser, and has been employed by the Adviser since 1986. Mr. Nicholas also serves as Portfolio Manager or Lead Portfolio Manager to other funds managed by the Adviser. Mr. Nicholas is a Chartered Financial Analyst.

     Nicholas Limited Edition, Inc. Mr. David O. Nicholas is President, a Director and Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. He has been Portfolio Manager of the Portfolio since March 1993. Mr. Nicholas is President, Chief Executive Officer, Chief Investment Officer and a Director of the Adviser, and has been employed by the Adviser since 1986. Mr. Nicholas also serves as Portfolio Manager or Lead Portfolio Manager to other funds managed by the Adviser. Mr. Nicholas is a Chartered Financial Analyst.

     Nicholas High Income Fund, Inc. Mr. Lawrence J. Pavelec is a Senior Vice President, Secretary and Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Pavelec served as Co-Portfolio Manager of the Fund from April 2003 until April 2008, and is Senior Vice President, Secretary and Chief Operating Officer of the Adviser, and has been employed by the Adviser since April 2003. Mr. Pavelec is a Chartered Financial Analyst.

     Each Fund's SAI provides additional information about the respective Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the respective Funds.

     David O. Nicholas is a controlling person of the Adviser through his ownership of 60% of the outstanding voting securities of the Adviser which are held in trust for his benefit.

Part B: INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. The last paragraph of the section captioned “THE FUND'S INVESTMENT ADVISER” on page 16 of the statement of additional information is revised and restated as follows:

     David O. Nicholas, President and Portfolio Manager and of the Fund, is President, Chief Executive Officer, Chief Investment Officer and a Director of the Adviser, and is a controlling person of the Adviser through his ownership of 60% of the outstanding voting securities of the Adviser which are held in trust for his benefit. David L. Johnson is Executive Vice President of the Fund and Executive Vice President of the Adviser. He is an uncle of David O. Nicholas. Lynn S. Nicholas, Senior Vice President of the Fund, is Senior Vice President of the Adviser. Lynn S. Nicholas is the sister of David O. Nicholas. Lawrence J. Pavelec, Senior Vice President and Secretary of the Fund, is Senior Vice President, Secretary and Chief Operating Officer of the Adviser. Candace L. Lesak, Vice President of the Fund, is an employee of the Adviser. Jennifer R. Kloehn, Senior Vice President, Treasurer and Chief Compliance Officer of the Fund, is Senior Vice President, Treasurer, Chief Financial Officer and Chief Compliance Officer of the Adviser. K. Thor Lundgren, 100 E. Wisconsin Avenue, Milwaukee, Wisconsin, is a Director of the Adviser. Mr. Lundgren is a partner with the law firm of Michael Best & Friedrich LLP, Milwaukee, Wisconsin, legal counsel to the Fund and the Adviser.

In addition, effective August 1, 2016, Mr. Robert H. Bock submitted his bona fide resignation as a Director of the Fund and Mr. John A. Hauser was appointed by the remaining independent directors to the Fund’s Board of Directors. Accordingly, all references to Mr. Bock in the Statement of Additional Information are deleted and should be disregarded in their entirety.

2. On page 17, the entry for Robert H. Bock in the second paragraph of the section captioned “MANAGEMENT – DIRECTORS AND EXECUTIVE OFFICERS OF THE CORPORATION AND PORTFOLIO MANAGERS OF THE FUND” is deleted in its entirety and the following entry for Mr. John A. Hauser has been added.

     Mr. John Hauser has extensive business experience, including experience related to banking, investment management and financial matters.

To reflect the changes in board membership and changes to officer appointments, the biographical table appearing in the section captioned “MANAGEMENT – DIRECTORS AND EXECUTIVE OFFICERS OF THE CORPORATION AND PORTFOLIO MANAGER OF THE FUND” is deleted in its entirety and replaced with the following table. The pertinent information about the Fund's officers and directors is as of August 29, 2016.

Other
				Number of	Directorships
		Term of		Portfolios	Held by
		Office and		in Fund	Director
	Positions	Length of		Complex	during the
	Held With	Time	Principal Occupations	Overseen	Past Five
Name and Age	Fund	Served	during Past Five Years	by Director	Years
INTERESTED
DIRECTOR
David O. Nicholas, 55	President,	(1), 12 years	President, Chief Executive	3	None
	Director		Officer (since August 2016),
	and		Chief Investment Officer
	Portfolio		and Director, Nicholas
	Manager		Company, Inc., the Adviser
to the Fund and employed
by the Adviser since 1986.
He has been Portfolio
Manager for, and primarily
responsible for the day-to-
day management of the
portfolios of the Fund and
Nicholas Limited Edition,
Inc. since March 1993 and
Portfolio Manager of
Nicholas Equity Income
Fund, Inc. and Lead
Portfolio Manager of
Nicholas Fund, Inc. since
August 2016. He served as
Associate Portfolio Manager
of Nicholas Fund, Inc. from
April 2011 to August 2016.
He is a Chartered Financial
Analyst.

DISINTERESTED
DIRECTORS
John A. Hauser, 57	Director	(1), Since	Senior Vice President –	4	None
		August	Director of Wealth Services,
		2016	Nicolet Bank, April 2016 to
present. Prior to its
acquisition by Nicolet Bank
in April 2016, Mr. Hauser
served in various senior
management roles for
Baylake Bank from 1984 to
2008 and from 2009 to April
2016.

Timothy P. Reiland, 60	Director	(1), 14 years	Private Investor, Chairman	5	None
and Chief Financial Officer,
Musicnotes, Inc., October
2001 to present. Investment
Analyst from 1987 to
October 2001, Tucker
Anthony Incorporated, a
brokerage firm for its
division Tucker Anthony
Cleary Gull. Prior to its
acquisition by Tucker
Anthony in November 1998,
Cleary Gull was known as
Cleary Gull Reiland and
McDevitt Inc. He is a
Chartered Financial Analyst.

Other
				Number of	Directorships
		Term of		Portfolios	Held by
		Office and		in Fund	Director
	Positions	Length of		Complex	during the
	Held With	Time	Principal Occupations	Overseen	Past Five
Name and Age	Fund	Served	during Past Five Years	by Director	Years
OFFICERS
David L. Johnson, 74	Executive	Annual,	Executive Vice President,	N/A	N/A
	Vice	33 years	Nicholas Company, Inc., the
	President		Adviser to the Fund, and
employed by the Adviser
since 1980. He is a
Chartered Financial Analyst.

Lynn S. Nicholas, 60	Senior Vice	Annual,	Senior Vice President,	N/A	N/A
	President	30 years	Nicholas Company, Inc., the
Adviser to the Fund, and
employed by the Adviser
since September 1983. She
is a Chartered Financial
Analyst.

Lawrence J. Pavelec, 57	Senior Vice	Annual,	Senior Vice President (since	N/A	N/A
	President	12 years	April 2003), Secretary and
	and		Chief Operating Officer
	Secretary		(since August 2016),
Nicholas Company, Inc., the
Adviser to the Fund, and
employed by the Adviser
since April 2003. He is
Portfolio Manager for and
primarily responsible for the
day-to-day management of
the portfolio of Nicholas
High Income Fund, Inc.,
since April 2008. He served
as Co-Portfolio Manager of
Nicholas High Income
Fund, Inc. from April 2003
until April 2008. He is a
Chartered Financial Analyst.

Candace L. Lesak, 58	Vice	Annual,	Employee, Nicholas	N/A	N/A
	President	30 years	Company, Inc., the Adviser
to the Fund, since February
1983. She is a Certified
Financial Planner.

Jennifer R. Kloehn, 43	Senior Vice	Annual,	Senior Vice President,	N/A	N/A
	President,	Since	Treasurer, Chief Financial
	Treasurer	August	Officer (since August 2016)
	and Chief	2016 and	and Chief Compliance
	Compliance	May 2016	Officer (since May 2016),
	Officer		Nicholas Company, Inc., the
Adviser to the Fund.
Compliance Officer and
Assistant Vice President,
Nicholas Company, Inc.,
July 2004 to April 2016. She
is a Certified Public
Accountant.

(1)	Until duly elected or re-elected at a subsequent annual meeting of the Fund.